FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2022

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
INDUSTRIALS — 0.6%
Boart Longyear Group Ltd.(a)(m)	43,018,605	$55,210,186

		$55,210,186
ENERGY — 0.6%
PHI Group, Inc., Restricted(a)(b)(c)(d)(m)	3,806,420	$47,580,250

		$47,580,250
RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	69,361	$242,763
Copper Property CTL Pass Through Trust(b)(c)(d)	520,208	6,892,756
		$7,135,519

TOTAL COMMON STOCKS — 1.3% (Cost $139,264,410)		$109,925,955

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.3%
AGENCY — 3.5%
Federal Home Loan Mortgage Corp. K057 A2 — 2.570% 7/25/2026	$87,324,000	$81,979,116
Federal Home Loan Mortgage Corp. K058 A2 — 2.653% 8/25/2026	13,173,000	12,362,664
Federal Home Loan Mortgage Corp. K054 A2 — 2.745% 1/25/2026	3,600,000	3,389,324
Federal Home Loan Mortgage Corp. K066 A2 — 3.117% 6/25/2027	7,223,000	6,841,876
Federal Home Loan Mortgage Corp. K065 A2 — 3.243% 4/25/2027	9,702,802	9,140,257
Federal Home Loan Mortgage Corp. K051 A2 — 3.308% 9/25/2025	38,614,000	37,068,282
Federal Home Loan Mortgage Corp. K061 A2 — 3.347% 11/25/2026	78,855,000	74,939,013
Federal Home Loan Mortgage Corp. K073 A2 — 3.350% 1/25/2028	2,600,000	2,476,849
Federal Home Loan Mortgage Corp. K062 A2 — 3.413% 12/25/2026	41,061,276	39,435,303
Federal Home Loan Mortgage Corp. K063 A2 — 3.430% 1/25/2027	16,539,000	15,893,969
Federal Home Loan Mortgage Corp. K072 A2 — 3.444% 12/25/2027	11,587,000	11,093,016
		$294,619,669
AGENCY STRIPPED — 0.4%
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(e)	$1,079,479	$2
Government National Mortgage Association 2013-45 IO — 0.091% 12/16/2053(e)	22,592,381	33,830
Government National Mortgage Association 2012-125 IO — 0.174% 2/16/2053(e)	38,293,762	222,762
Government National Mortgage Association 2014-110 IO — 0.181% 1/16/2057(e)	13,858,845	142,447
Government National Mortgage Association 2014-157 IO — 0.192% 5/16/2055(e)	25,088,163	221,180
Government National Mortgage Association 2013-125 IO — 0.204% 10/16/2054(e)	8,170,330	114,069
Government National Mortgage Association 2015-169 IO — 0.261% 7/16/2057(e)	45,856,303	698,148
Government National Mortgage Association 2015-41 IO — 0.276% 9/16/2056(e)	7,435,144	110,508
Government National Mortgage Association 2015-19 IO — 0.296% 1/16/2057(e)	28,475,094	479,771
Government National Mortgage Association 2015-108 IO — 0.336% 10/16/2056(e)	1,541,013	77,657
Government National Mortgage Association 2014-153 IO — 0.341% 4/16/2056(e)	29,820,844	423,736
Government National Mortgage Association 2015-150 IO — 0.364% 9/16/2057(e)	7,732,318	178,125
Government National Mortgage Association 2012-79 IO — 0.384% 3/16/2053(e)	40,088,011	409,808
Government National Mortgage Association 2012-25 IO — 0.398% 8/16/2052(e)	1,068,723	1,224
Government National Mortgage Association 2012-150 IO — 0.436% 11/16/2052(e)	17,769,170	139,325

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2015-7 IO — 0.454% 1/16/2057(e)	$17,156,047	$366,700
Government National Mortgage Association 2016-65 IO — 0.497% 1/16/2058(e)	29,796,499	758,214
Government National Mortgage Association 2014-175 IO — 0.564% 4/16/2056(e)	71,114,386	1,681,848
Government National Mortgage Association 2014-138 IO — 0.566% 4/16/2056(e)	5,977,535	130,637
Government National Mortgage Association 2014-77 IO — 0.600% 12/16/2047(e)	13,457,873	163,279
Government National Mortgage Association 2012-114 IO — 0.611% 1/16/2053(e)	16,450,139	288,909
Government National Mortgage Association 2014-187 IO — 0.631% 5/16/2056(e)	74,102,268	1,861,530
Government National Mortgage Association 2016-125 IO — 0.815% 12/16/2057(e)	60,374,948	2,363,764
Government National Mortgage Association 2020-75 IO — 0.869% 2/16/2062(e)	101,654,699	6,638,784
Government National Mortgage Association 2020-42 IO — 0.936% 3/16/2062(e)	128,124,208	8,522,335
Government National Mortgage Association 2016-106 IO — 0.969% 9/16/2058(e)	86,339,350	3,892,894
Government National Mortgage Association 2020-71 IO — 1.087% 1/16/2062(e)	56,230,958	4,073,517
Government National Mortgage Association 2020-43 IO — 1.260% 11/16/2061(e)	42,972,290	3,359,071
		$37,354,074
NON-AGENCY — 8.4%
A10 Bridge Asset Financing 2021-D A1FX — 2.589% 10/1/2038(f)	$9,246,280	$8,775,369
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830% — 5.169% 12/18/2037(e)(f)	8,997,477	8,908,489
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200% — 5.526% 6/15/2036(e)(f)	59,792,000	58,116,269
ACRES Commercial Realty Ltd. 2021-FL2 A, 1M USD LIBOR + 1.400% — 5.726% 1/15/2037(e)(f)	13,444,000	12,837,434
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 5.240% 12/15/2035(e)(f)	54,525,000	52,972,510
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A, SOFR30A + 1.450% — 5.257% 1/15/2037(e)(f)	57,822,000	55,973,419
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 5.418% 5/15/2036(e)(f)	45,859,000	44,519,972
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 1M USD LIBOR + 1.350% — 5.668% 11/15/2036(e)(f)	59,062,000	56,924,038
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A, 1M TSFR + 1.850% — 6.186% 5/15/2037(e)(f)	35,540,000	34,719,335
AREIT Trust 2019-CRE3 A, 1M TSFR + 1.384% — 5.710% 9/14/2036(e)(f)	436,459	428,658
BBCMS Trust 2015-SRCH A1 — 3.312% 8/10/2035(f)	12,208,413	11,502,920
BDS Ltd. 2021-FL8 A, 1M USD LIBOR + 0.920% — 5.259% 1/18/2036(e)(f)	17,835,583	17,188,346
BDS Ltd. 2019-FL4 AS, 1M USD LIBOR + 1.400% — 5.726% 8/15/2036(e)(f)	6,613,000	6,557,974
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 6.318% 9/15/2036(e)(f)	28,900,000	26,886,575
COMM Mortgage Trust 2014-CR20 A3 — 3.326% 11/10/2047	9,279,100	8,892,465
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050% — 5.389% 2/18/2038(e)(f)	54,659,000	52,792,854
Independence Plaza Trust 2018-INDP A — 3.763% 7/10/2035(f)	11,081,000	10,345,896
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	3,391,287	3,306,062
JPMBB Commercial Mortgage Securities Trust 2015-C31 A3 — 3.801% 8/15/2048	7,598,510	7,201,692
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 5.396% 2/15/2039(e)(f)	19,179,000	18,490,635
LCCM Trust 2021-FL2 A, 1M USD LIBOR + 1.200% — 5.518% 12/13/2038(e)(f)	9,154,000	8,935,445
LoanCore Issuer Ltd. 2021-CRE4 A, SOFR30A + 0.914% — 4.722% 7/15/2035(e)(f)	12,677,103	12,298,834
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 5.618% 7/15/2036(e)(f)	8,879,000	8,531,568

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
MF1 Ltd. 2020-FL4 A, 1M TSFR + 1.814% — 6.150% 11/15/2035(e)(f)	$12,610,646	$12,359,876
Progress Residential Trust 2021-SFR9 A — 2.013% 11/17/2040	8,797,640	7,240,175
Progress Residential Trust 2021-SFR11 A — 2.283% 1/17/2039(f)	8,719,675	7,182,597
Progress Residential Trust 2021-SFR10 A — 2.393% 12/17/2040(f)	57,444,661	47,102,037
Ready Capital Mortgage Financing LLC 2021-FL5 A, 1M USD LIBOR + 1.000% — 5.389% 4/25/2038(e)(f)	18,652,009	18,094,174
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 5.398% 9/15/2036(e)(f)	11,877,096	11,455,012
STWD Ltd. 2021-FL2, 1M USD LIBOR + 1.200% — 5.526% 4/18/2038(e)(f)	33,755,000	32,603,752
TRTX Issuer Ltd. 2022-FL5 A, SOFR30A + 1.650% — 5.458% 2/15/2039(e)(f)	37,857,000	36,436,159
VMC Finance LLC 2021-HT1 A, 1M USD LIBOR + 1.650% — 5.989% 1/18/2037(e)(f)	20,143,100	19,443,381
		$719,023,922

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $1,107,562,687)		$1,050,997,665

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.4%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Federal Home Loan Mortgage Corp. 4170 QE — 2.000% 5/15/2032	$681,418	$655,931
Federal Home Loan Mortgage Corp. 3979 HD — 2.500% 12/15/2026	470,916	456,630
Federal Home Loan Mortgage Corp. 4304 DA — 2.500% 1/15/2027	135,442	133,083
Federal Home Loan Mortgage Corp. 4010 DE — 2.500% 2/15/2027	571,590	553,500
Federal Home Loan Mortgage Corp. 3914 MA — 3.000% 6/15/2026	442,900	430,518
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	3,893,878	3,811,667
Federal Home Loan Mortgage Corp. 3828 VE — 4.500% 1/15/2024	229,123	228,034
Federal National Mortgage Association 2014-21 ED — 2.250% 4/25/2029	65,601	64,307
Federal National Mortgage Association 2013-135 KM — 2.500% 3/25/2028	158,598	156,569
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	724,731	696,658
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	2,558,293	2,504,990
Federal National Mortgage Association 144 PD — 3.500% 4/25/2042	1,487,291	1,433,343
Federal National Mortgage Association 2010-43 MK — 5.500% 5/25/2040	496,462	499,182
		$11,624,412
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.906% — 2.499% 3/1/2036(e)	$273,767	$268,034

AGENCY POOL FIXED RATE — 2.1%
Federal Home Loan Mortgage Corp. ZA2796 — 2.500% 11/1/2027	$2,051,831	$1,946,455
Federal Home Loan Mortgage Corp. J22472 — 2.500% 2/1/2028	1,467,679	1,393,511
Federal Home Loan Mortgage Corp. ZS8495 — 2.500% 8/1/2028	733,895	695,746
Federal Home Loan Mortgage Corp. J32374 — 2.500% 11/1/2028	81,922,248	77,731,196
Federal Home Loan Mortgage Corp. G15169 — 4.500% 9/1/2026	293,808	291,599
Federal Home Loan Mortgage Corp. G15272 — 4.500% 9/1/2026	68,140	67,735
Federal Home Loan Mortgage Corp. G15875 — 4.500% 9/1/2026	337,778	335,509
Federal Home Loan Mortgage Corp. G15036 — 5.000% 6/1/2024	8,807	8,787
Federal Home Loan Mortgage Corp. G13667 — 5.000% 8/1/2024	109	109
Federal Home Loan Mortgage Corp. G15173 — 5.000% 6/1/2026	16,427	16,378
Federal Home Loan Mortgage Corp. G15407 — 5.000% 6/1/2026	108,034	107,712
Federal Home Loan Mortgage Corp. G15230 — 5.500% 12/1/2024	38,732	38,700

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. G15458 — 5.500% 12/1/2024	$2,464	$2,462
Federal Home Loan Mortgage Corp. G14460 — 6.000% 1/1/2024	1,092	1,093
Federal National Mortgage Association AQ9360 — 2.500% 1/1/2028	824,209	781,880
Federal National Mortgage Association FS0499 — 2.500% 11/1/2030	42,587,938	40,320,897
Federal National Mortgage Association FS0452 — 2.500% 10/1/2031	5,134,626	4,870,927
Federal National Mortgage Association FS0494 — 2.500% 2/1/2035	51,304,713	48,669,857
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	2,328,279	2,291,137
Federal National Mortgage Association AL4056 — 5.000% 6/1/2026	24,080	23,993
Federal National Mortgage Association AL5867 — 5.500% 8/1/2023	1,574	1,571
Federal National Mortgage Association AL0471 — 5.500% 7/1/2025	4,896	4,884
Federal National Mortgage Association AL4433 — 5.500% 9/1/2025	7,798	7,789
Federal National Mortgage Association AL4901 — 5.500% 9/1/2025	3,976	3,968
Federal National Mortgage Association 890225 — 6.000% 5/1/2023	2,732	2,723
Government National Mortgage Association 782281 — 6.000% 3/15/2023	2,505	2,500
		$179,619,118
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.000% 1/1/2032(g)	$70,023	$57,082
Federal Home Loan Mortgage Corp. 3917 AI — 4.500% 7/15/2026	241,175	670
Federal Home Loan Mortgage Corp. 217 IO — 6.500% 1/1/2032	67,424	13,065
Federal National Mortgage Association 2010-25 NI — 5.000% 3/25/2025	43	—
Federal National Mortgage Association 2003-64 XI — 5.000% 7/25/2033	190,003	28,553
		$99,370
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.2%
Cascade Funding Mortgage Trust 2021-HB6 A — 0.898% 6/25/2036(e)(f)	$14,389,507	$13,613,262
CFMT LLC 2021-HB5 A — 0.801% 2/25/2031(f)	25,357,262	24,447,953
CFMT LLC 2020-HB4 A — 0.946% 12/26/2030(f)	6,670,049	6,466,649
CFMT LLC 2021-HB7 A — 1.151% 10/27/2031(f)	17,374,907	16,296,664
CFMT LLC 2021-HB7 M1 — 2.125% 10/27/2031(f)	15,406,000	14,134,245
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(e)(f)	2,626,648	2,435,946
PRET LLC 2021-NPL5 A1 — 2.487% 10/25/2051(f)(h)	62,792,892	55,148,611
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(f)(h)	27,008,516	23,859,334
Pretium Mortgage Credit Partners I LLC 2021-NPL4 A1 — 2.363% 10/27/2060(f)(h)	44,214,758	38,875,190
Pretium Mortgage Credit Partners I LLC 2021-NPL6 A1 — 2.487% 7/25/2051(f)(h)	17,923,170	16,159,434
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	18,746,114	17,003,558
PRPM LLC 2021-9 A1 — 2.363% 10/25/2026(f)(h)	21,610,159	19,574,149
PRPM LLC 2021-10 A1 — 2.487% 10/25/2026(f)(h)	27,982,385	25,161,433
PRPM LLC 2021-11 A1 — 2.487% 11/25/2026(f)(h)	34,189,856	30,919,022
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(f)(h)	18,226,522	16,735,033
Towd Point Mortgage Trust 2018-2 A1 — 3.250% 3/25/2058(e)(f)	23,905,614	22,646,522
Towd Point Mortgage Trust 2018-5 A1A — 3.250% 7/25/2058(e)(f)	13,899,718	12,991,462
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(f)(h)	19,324,219	17,389,552
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	3,868,663	3,647,074
VOLT C LLC 2021-NPL9 — 1.992% 5/25/2051(f)(h)	17,782,775	16,048,903
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	24,958,070	22,379,445

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VOLT XCV LLC 2021-NPL4 — 2.240% 3/27/2051(f)(h)	$24,868,788	$22,946,100
		$438,879,541

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $685,487,852)		$630,490,475

ASSET-BACKED SECURITIES — 63.4%
AUTO — 20.4%
American Credit Acceptance Receivables Trust 2021-3 C — 0.980% 11/15/2027(f)	$40,171,000	$39,045,252
American Credit Acceptance Receivables Trust 2021-4 C — 1.320% 2/14/2028(f)	36,195,000	34,658,102
American Credit Acceptance Receivables Trust 2022-1 C — 2.120% 3/13/2028(f)	45,613,000	42,754,520
AmeriCredit Automobile Receivables Trust 2020-2 C — 1.480% 2/18/2026	6,808,000	6,449,417
BMW Vehicle Lease Trust 2022-1 A4 — 1.230% 5/27/2025	30,512,000	28,744,733
BMW Vehicle Owner Trust 2022-A A4 — 3.440% 12/26/2028	25,298,000	24,299,265
Capital One Prime Auto Receivables Trust 2022-2 A4 — 3.690% 12/15/2027	15,513,000	14,808,145
CarMax Auto Owner Trust 2022-1 A3 — 1.470% 12/15/2026	61,620,000	58,506,551
CarMax Auto Owner Trust 2020-3 C — 1.690% 4/15/2026	1,064,000	1,007,242
CarMax Auto Owner Trust 2022-3 A4 — 4.060% 2/15/2028	63,819,000	60,684,434
CarMax Auto Owner Trust 2022-3 B — 4.690% 2/15/2028	19,152,000	18,444,707
Drive Auto Receivables Trust 2021-2 C — 0.870% 10/15/2027	51,629,000	49,667,712
Drive Auto Receivables Trust 2021-3 C — 1.470% 1/15/2027	72,790,000	68,018,208
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(f)	18,106,000	16,973,777
DT Auto Owner Trust 2021-4A B — 1.020% 5/15/2026(f)	13,540,000	13,011,316
DT Auto Owner Trust 2021-4A C — 1.500% 9/15/2027(f)	13,540,000	12,444,025
DT Auto Owner Trust 2022-1A C — 2.960% 11/15/2027(f)	18,926,000	17,991,835
Exeter Automobile Receivables Trust 2021-4A C — 1.460% 10/15/2027	41,400,000	39,052,649
Exeter Automobile Receivables Trust 2022-1A B — 2.180% 6/15/2026	90,942,000	88,664,367
Exeter Automobile Receivables Trust 2022-1A C — 2.560% 6/15/2028	49,707,000	47,112,483
Flagship Credit Auto Trust 2021-2 C — 1.270% 6/15/2027(f)	17,609,000	16,521,734
Flagship Credit Auto Trust 2021-4 B — 1.490% 2/15/2027(f)	8,567,000	7,999,345
Ford Credit Auto Lease Trust 2021-B B — 0.660% 1/15/2025	22,156,000	20,994,525
Ford Credit Auto Lease Trust 2021-B C — 0.900% 5/15/2026	21,928,000	20,686,621
Ford Credit Auto Owner Trust 2020-B B — 1.190% 1/15/2026	400,000	380,740
Ford Credit Auto Owner Trust 2022-A A3 — 1.290% 6/15/2026	33,165,000	31,510,080
GM Financial Automobile Leasing Trust 2021-2 B — 0.690% 5/20/2025	4,991,000	4,790,055
GM Financial Automobile Leasing Trust 2022-1 A3 — 1.900% 3/20/2025	91,758,000	88,726,664
GM Financial Automobile Leasing Trust 2022-1 A4 — 1.960% 2/20/2026	43,831,000	41,887,801
GM Financial Automobile Leasing Trust 2022-1 B — 2.230% 2/20/2026	12,446,000	11,894,905
GM Financial Automobile Leasing Trust 2022-1 C — 2.640% 2/20/2026	32,069,000	30,514,943
GM Financial Consumer Automobile Receivables Trust 2022-1 A3 — 1.260% 11/16/2026	29,166,000	27,600,862
GM Financial Consumer Automobile Receivables Trust 2020-3 C — 1.370% 1/16/2026	2,760,000	2,605,875
GM Financial Consumer Automobile Receivables Trust 2022-3 A4 — 3.710% 12/16/2027	25,555,000	24,789,502
Honda Auto Receivables Owner Trust 2021-4 A3 — 0.880% 1/21/2026	44,179,000	41,903,534
Honda Auto Receivables Owner Trust 2022-2 A4 — 3.760% 12/18/2028	6,350,000	6,054,607
Hyundai Auto Lease Securitization Trust 2022-A A4 — 1.320% 12/15/2025(f)	35,890,000	34,198,045
Hyundai Auto Receivables Trust 2021-C A3 — 0.740% 5/15/2026	29,067,000	27,402,432
Hyundai Auto Receivables Trust 2022-B A4 — 3.800% 8/15/2028	14,340,000	13,942,289
Nissan Auto Receivables Owner Trust 2022-B — 4.450% 11/15/2029	13,366,000	13,068,211
Prestige Auto Receivables Trust 2021-1A B — 1.190% 4/15/2026(f)	37,756,000	35,994,558

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Prestige Auto Receivables Trust 2021-1A C — 1.530% 2/15/2028(f)	$13,545,000	$12,600,490
Santander Drive Auto Receivables Trust 2021-4 C — 1.260% 2/16/2027	63,342,000	60,284,798
Santander Drive Auto Receivables Trust 2022-1 B — 2.360% 8/17/2026	99,413,000	96,205,827
Santander Drive Auto Receivables Trust 2022-1 C — 2.560% 4/17/2028	33,202,000	31,669,532
Santander Retail Auto Lease Trust 2021-A C — 1.140% 3/20/2026(f)	1,886,000	1,777,959
Santander Retail Auto Lease Trust 2022-A A3 — 1.340% 7/21/2025(f)	34,544,000	32,868,557
Santander Retail Auto Lease Trust 2022-A A4 — 1.420% 1/20/2026(f)	18,847,000	17,680,420
Santander Retail Auto Lease Trust 2022-A B — 1.610% 1/20/2026(f)	10,319,000	9,603,598
Toyota Auto Receivables Owner Trust 2022-C A4 — 3.770% 2/15/2028	10,600,000	10,113,511
Volkswagen Auto Loan Enhanced Trust 2021-1 A3 — 1.020% 6/22/2026	52,430,000	49,750,581
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	50,584,000	47,914,950
Westlake Automobile Receivables Trust 2021-3A B — 1.290% 1/15/2027(f)	69,723,000	66,395,512
Westlake Automobile Receivables Trust 2021-3A C — 1.580% 1/15/2027(f)	69,605,000	65,110,703
Westlake Automobile Receivables Trust 2022-1A C — 3.110% 3/15/2027(f)	52,910,000	50,188,653
World Omni Auto Receivables Trust 2020-C C — 1.390% 5/17/2027	3,415,000	3,139,168
		$1,741,110,327
COLLATERALIZED LOAN OBLIGATION — 13.5%
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 6.193% 1/20/2032(e)(f)	$19,397,000	$18,989,644
ABPCI Direct Lending Fund IX LLC 2020-9A A1R, 3M USD LIBOR + 1.400% — 5.758% 11/18/2031(e)(f)	43,972,000	42,711,806
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 6.123% 9/22/2031(e)(f)	31,531,000	30,647,911
Brightwood Capital MM CLO Ltd. 2021-2A A, 3M USD LIBOR + 1.650% — 5.729% 11/15/2030(e)(f)	85,599,000	84,173,349
BTC Holdings Fund I LLC — 6.950% 1/28/2027(c)(d)	4,389,147	4,389,147
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 6.850% 10/20/2029(c)(d)(e)	18,000,000	18,000,000
Cerberus Loan Funding XXVI LP 2019-1A AR, 3M USD LIBOR + 1.500% — 5.579% 4/15/2031(e)(f)	10,764,000	10,578,482
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850% — 5.929% 10/15/2031(e)(f)	61,193,911	60,475,005
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 5.979% 10/15/2032(e)(f)	113,123,000	111,436,788
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500% — 5.579% 4/15/2032(e)(f)	45,105,851	44,373,602
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550% — 5.629% 10/15/2033(e)(f)	118,776,000	114,287,217
Fortress Credit Opportunities XI CLO Ltd. 2018-11A A1T, 3M USD LIBOR + 1.300% — 5.379% 4/15/2031(e)(f)	37,820,000	36,914,249
Fortress Credit Opportunities XVII CLO Ltd. 2022-17A A, 3M TSFR + 1.370% — 5.234% 1/15/2030(e)(f)	52,514,893	51,409,822
Golub Capital Partners CLO 36m Ltd. 2018-36A A, 3M USD LIBOR + 1.300% — 5.832% 2/5/2031(e)(f)	67,200,000	65,877,437
Golub Capital Partners CLO 42M Ltd. 2019-42A A2, 3M USD LIBOR + 2.000% — 6.243% 4/20/2031(e)(f)	13,772,000	13,331,530
Golub Capital Partners CLO 45M Ltd. 2019-45A B1 — 6.793% 10/20/2031(e)	17,314,000	16,722,658
Lake Shore MM CLO III LLC 2019-2A A2R — 2.525% 10/17/2031(f)	11,083,000	9,951,370
Lake Shore MM CLO III LLC 2019-2A A1R, 3M USD LIBOR + 1.480% — 5.559% 10/17/2031(e)(f)	23,662,000	22,983,019

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Lake Shore MM CLO IV Ltd. 2021-1A X, 3M USD LIBOR + 1.180% — 5.259% 10/15/2033(e)(f)	$13,834,399	$13,658,149
LCM XX LP 20A AR, 3M USD LIBOR + 1.040% — 5.283% 10/20/2027(e)(f)	2,228,504	2,211,262
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150% — 5.229% 10/15/2029(e)(f)	19,886,413	19,696,816
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 6.196% 6/21/2032(e)(f)	66,692,000	65,339,553
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 6.025% 8/20/2032(e)(f)	40,733,000	39,582,456
Parliament Funding II Ltd. 2020-1A AR, 3M USD LIBOR + 1.250% — 5.493% 10/20/2031(e)(f)	40,598,000	39,715,359
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.600% — 6.353% 6/22/2030(e)(f)	23,377,015	23,056,820
TICP CLO III-2 Ltd. 2018-3R A, 3M USD LIBOR + 0.840% — 5.083% 4/20/2028(e)(f)	2,415,150	2,406,922
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 5.749% 4/15/2031(e)(f)	101,155,000	100,058,379
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 5.559% 7/15/2031(e)(f)	62,588,000	61,213,693
Woodmont Trust 2019-6A A1R2, 3M USD LIBOR + 1.480% — 5.559% 7/15/2031(e)(f)	16,952,000	16,579,768
Zais CLO 7 Ltd. 2017-2A A, 3M USD LIBOR + 1.290% — 5.369% 4/15/2030(e)(f)	13,920,642	13,702,129
		$1,154,474,342
CREDIT CARD — 1.2%
American Express Credit Account Master Trust 2022-2 A — 3.390% 5/15/2027	$53,566,000	$52,009,833
Discover Card Execution Note Trust 2022-A2 A — 3.320% 5/15/2027	50,645,000	49,337,037
		$101,346,870
EQUIPMENT — 12.6%
ARI Fleet Lease Trust 2022-A A3 — 3.430% 1/15/2031(f)	$10,094,000	$9,688,586
Avis Budget Rental Car Funding AESOP LLC 2021-2A A — 1.660% 2/20/2028(f)	4,211,000	3,650,315
Avis Budget Rental Car Funding AESOP LLC 2019-3A A — 2.360% 3/20/2026(f)	8,591,000	7,991,037
CNH Equipment Trust 2021-B A3 — 0.440% 8/17/2026	2,000,000	1,890,549
CNH Equipment Trust 2022-A A3 — 2.940% 7/15/2027	19,831,000	18,997,533
CNH Equipment Trust 2022-B A4 — 3.910% 3/15/2028	7,414,000	7,081,702
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(f)	12,120,570	9,273,206
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(f)	11,180,000	10,568,894
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	5,444,000	5,339,379
Dell Equipment Finance Trust 2022-1 A3 — 2.490% 8/23/2027(f)	110,213,000	106,672,110
Dell Equipment Finance Trust 2022-1 B — 2.720% 8/23/2027(f)	17,115,000	16,416,698
Dell Equipment Finance Trust 2022-1 C — 2.940% 8/23/2027(f)	17,567,000	16,831,988
Dell Equipment Finance Trust 2022-2 B — 4.400% 7/22/2027(f)	5,100,000	4,954,957
Dell Equipment Finance Trust 2022-2 C — 4.740% 7/22/2027(f)	4,700,000	4,566,713
Enterprise Fleet Financing LLC 2022-3 A3 — 4.290% 7/20/2029(f)	9,703,000	9,194,621
Enterprise Fleet Financing LLC 2022-2 — 4.790% 5/21/2029(f)	32,246,000	31,319,250
Enterprise Fleet Financing LLC 2022-4 A3 — 5.650% 10/22/2029	18,980,000	18,896,708
Enterprise Fleet Funding LLC 2021-1 A3 — 0.700% 12/21/2026(f)	2,050,000	1,901,822
Ford Credit Floorplan Master Owner Trust A 2020-2 A — 1.060% 9/15/2027	5,070,000	4,562,548
GMF Floorplan Owner Revolving Trust 2019-2 A — 2.900% 4/15/2026(f)	30,866,000	29,966,160
GreatAmerica Leasing Receivables Funding LLC 2022-1 A4 — 5.350% 7/16/2029	17,738,000	17,637,371
Hertz Vehicle Financing III LP 2021-2A A — 1.680% 12/27/2027(f)	44,631,000	38,656,605
Hertz Vehicle Financing LLC 2021-1A A — 1.210% 12/26/2025(f)	73,571,000	67,983,341
Hertz Vehicle Financing LLC 2022-4A A — 3.730% 9/25/2026(f)	80,995,000	77,411,328
HPEFS Equipment Trust 2022-1A A3 — 1.380% 5/21/2029(f)	65,430,000	62,965,206

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
HPEFS Equipment Trust 2022-1A B — 1.790% 5/21/2029(f)	$26,862,000	$25,412,295
HPEFS Equipment Trust 2022-1A C — 1.960% 5/21/2029(f)	17,858,000	16,447,572
HPEFS Equipment Trust 2022-2A B — 4.200% 9/20/2029(f)	9,732,000	9,308,772
HPEFS Equipment Trust 2022-2A C — 4.430% 9/20/2029(f)	5,634,000	5,353,429
John Deere Owner Trust 2022 2022-A A3 — 2.320% 9/16/2026	39,342,000	37,703,701
John Deere Owner Trust 2022-B 2022-B A4 — 3.800% 5/15/2029	17,226,000	16,666,718
Kubota Credit Owner Trust 2022-1A A3 — 2.670% 10/15/2026(f)	88,222,000	84,315,406
Kubota Credit Owner Trust 2022-2A A4 — 4.170% 6/15/2028(f)	34,050,000	32,928,383
NextGear Floorplan Master Owner Trust 2021-1A A — 0.850% 7/15/2026(f)	3,947,000	3,666,440
NextGear Floorplan Master Owner Trust 2022-1A A2 — 2.800% 3/15/2027(f)	72,271,000	67,787,350
Pawneee Equipment Receivables LLC 2021-1 A2 — 1.100% 7/15/2027(f)	16,120,581	15,391,054
Prop 2017-1A — 5.300% 3/15/2042(c)	16,906,856	14,032,691
Verizon Master Trust 2022-4 A — 3.400% 11/20/2028(h)	77,914,000	75,472,565
Verizon Master Trust 2022-4 B — 3.640% 11/20/2028(h)	34,616,000	33,335,284
Verizon Master Trust 2022-6 A — 3.670% 1/22/2029(h)	37,943,000	36,937,385
Verizon Master Trust 2022-4 C — 3.890% 11/20/2028(h)	8,987,000	8,649,891
Wheels SPV 2 LLC 2020-1A A3 — 0.620% 8/20/2029(f)	6,513,000	6,215,710
		$1,074,043,273
OTHER — 15.7%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$37,774,000	$34,399,951
ABPCI Direct Lending Fund ABS II LLC 2022-2A A1, 3M TSFR + 2.100% — 6.154% 3/1/2032(e)(f)	26,204,000	25,505,873
Brazos Securitization LLC — 5.014% 3/1/2034(f)	10,409,000	10,236,025
Cleco Securitization I LLC — 4.016% 3/1/2033	23,362,000	21,911,178
Cologix Data Centers US Issuer LLC 2021-1A A2 — 3.300% 12/26/2051(f)	58,068,000	50,577,373
DataBank Issuer 2021-1A A2 — 2.060% 2/27/2051(f)	14,750,000	12,741,465
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	9,925,000	9,228,904
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	11,435,000	10,675,450
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	6,096,215	5,953,724
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	56,366,000	50,968,848
Golub Capital Partners ABS Funding Ltd. 2021-2A A — 2.944% 10/19/2029(f)	95,445,000	81,383,651
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	44,967,000	41,053,972
Gracie Point International Funding 2021-1A, 1M USD LIBOR + 0.750% — 4.870% 11/1/2023(e)(f)	23,479,970	23,385,801
Kansas Gas Service Securitization I LLC — 5.486% 8/1/2034	29,418,000	29,742,278
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (TXBL-LA ULT RESTORATION CORP P), — 3.615% 2/1/2029	48,703,000	47,361,479
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	45,379,000	40,983,635
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	1,711,442	1,686,430
Oklahoma Development Finance Authority — 3.877% 5/1/2037	26,761,000	25,066,765
Oklahoma Development Finance Authority — 4.135% 12/1/2033	30,374,000	27,755,976
Oklahoma Development Finance Authority — 4.285% 2/1/2034	11,541,000	11,066,393
Oportun Funding XIV LLC 2021-A — 1.210% 3/8/2028(f)	10,137,000	9,388,037
Oportun Issuance Trust 2021-C A — 2.180% 10/8/2031(f)	64,181,000	56,119,950
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 7.029% 1/15/2031(e)(f)	85,004,000	83,816,834
PFS Financing Corp. 2021-A A — 0.710% 4/15/2026(f)	42,758,000	40,275,543
PFS Financing Corp. 2021-B A — 0.770% 8/15/2026(f)	52,919,000	48,456,399

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
PFS Financing Corp. 2021-A B — 0.960% 4/15/2026(f)	$5,986,000	$5,631,430
PFS Financing Corp. 2020-G A — 0.970% 2/15/2026(f)	63,808,000	60,166,005
PFS Financing Corp. 2021-B B — 1.090% 8/15/2026(f)	11,978,000	10,923,840
PFS Financing Corp. 2020-G B — 1.570% 2/15/2026(f)	3,303,000	3,148,731
PFS Financing Corp. 2022-A A — 2.470% 2/15/2027(f)	105,379,000	98,215,736
PFS Financing Corp. 2022-A B — 2.770% 2/15/2027(f)	21,651,000	20,275,945
PFS Financing Corp. 2022-C A — 3.890% 5/15/2027(f)	77,233,000	73,617,932
PFS Financing Corp. 2022-D A — 4.270% 8/15/2027(f)	71,781,000	69,785,905
PFS Financing Corp. 2022-C B — 4.390% 5/15/2027(f)	11,913,000	11,330,965
PG&E Recovery Funding LLC — 5.045% 7/15/2034	26,507,000	26,532,881
PG&E Wildfire Recovery Funding LLC — 4.022% 6/1/2033	53,606,000	51,537,269
SBA Tower Trust — 1.631% 5/15/2051(f)	5,410,000	4,546,825
SBA Tower Trust — 2.328% 7/15/2052(f)	16,130,000	13,318,131
SBA Tower Trust — 6.599% 1/15/2028	12,423,000	12,392,647
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	18,036,318	16,399,728
TVEST LLC 2020-A A — 4.500% 7/15/2032(f)	3,388,021	3,337,631
Vantage Data Centers Issuer LLC 2020-1A A2, 1M USD LIBOR + 1.650% — 1.645% 9/15/2045(f)	19,214,000	17,066,002
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(f)	40,512,973	36,705,329
		$1,334,674,866

TOTAL ASSET-BACKED SECURITIES (Cost $5,660,469,647)		$5,405,649,678

CORPORATE BONDS & NOTES — 2.4%
COMMUNICATIONS — 0.3%
Amazon.com, Inc. — 1.650% 5/12/2028	$22,427,000	$19,294,256
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f)	5,925,000	5,498,222
		$24,792,478
FINANCIAL — 2.1%
Ares Capital Corp. — 3.250% 7/15/2025	$37,309,000	$34,435,651
Blackstone Private Credit Fund — 4.700% 3/24/2025	12,460,000	12,000,642
OWL Rock Core Income Corp. — 4.700% 2/8/2027	40,949,000	36,709,640
OWL Rock Core Income Corp. — 5.500% 3/21/2025	45,959,000	44,531,279
OWL Rock Core Income Corp. — 7.750% 9/16/2027(f)	49,529,000	49,187,250
		$176,864,462

TOTAL CORPORATE BONDS & NOTES (Cost $209,130,014)		$201,656,940

CORPORATE BANK DEBT — 2.3%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 7.321% 9/29/2024(d)(e)(i)	$38,164,232	$37,878,000
Asurion LLC, 1M USD LIBOR + 3.000% — 7.384% 11/3/2024(d)(e)(i)	58,555,361	56,740,145
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 9.042% 10/1/2026(d)(e)(i)	22,836,712	21,866,152
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 9.134% 11/12/2027(d)(e)(i)(j)	1,080,938	1,022,838
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 9.134% 11/12/2027(d)(e)(i)	18,582,485	17,583,676
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 8.500% 5/1/2028(d)(e)(i)	23,382,518	22,252,440
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 8.044% 4/30/2025(d)(e)(i)	38,409,627	35,624,929

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 6/23/2023(d)(e)(i)	$27,218,054	$2,722
Lealand Finance Company B.V. Super Senior Exit LC — 0.500% 6/30/2024(d)(e)(i)(j)(l)	16,770,000	(3,521,700)
Windstream Services LLC, 1M USD LIBOR + 6.250% — 10.673% 9/21/2027(d)(e)(i)	13,133,499	11,902,233

TOTAL CORPORATE BANK DEBT (Cost $212,632,478)		$201,351,435

U.S. TREASURY — 7.0%
U.S. Treasury Notes — 2.750% 7/31/2027	$628,247,000	$594,406,538

TOTAL U.S. TREASURIES (Cost $605,469,186)		$594,406,538

TOTAL BONDS & DEBENTURES — 94.8% (Cost $8,480,751,864)		$8,084,552,731

TOTAL INVESTMENT SECURITIES — 96.1% (Cost $8,620,016,274)		$8,194,478,686

SHORT-TERM INVESTMENTS — 3.2%
State Street Bank Repurchase Agreement — 1.28% 1/3/2023
(Dated 12/30/2022, repurchase price of $269,863,375, collateralized by $288,238,400 principal amount U.S. Treasury Bill — 0.000% 2023, fair value $270,761,171)(k)	$269,825,000	$269,825,000
TOTAL SHORT-TERM INVESTMENTS (Cost $269,825,000)		$269,825,000

TOTAL INVESTMENTS — 99.3% (Cost $8,889,841,274)		$8,464,303,686
Other Assets and Liabilities, net — 0.7%		63,496,036
NET ASSETS — 100.0%		$8,527,799,722

(a)	Non-income producing security.
(b)

These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.64% of total net assets at December 31, 2022.

(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(d)

Restricted securities. These restricted securities constituted 3.27% of total net assets at December 31, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(e)

Variable/Floating Rate Security — The rate shown is based on the latest available information as of December 31, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2022.
(i)	For corporate bank debt, the rate shown may represent a weighted average interest rate.
(j)

All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(k)	Security pledged as collateral.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

(Unaudited)

(l)

As of December 31, 2022, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisified. At December 31, 2022, unfunded commitments totaled $16,770,000.

(m)	Affiliated Security.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

December 31, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 7.634% 9/29/2024	02/28/2022, 03/01/2022	$37,936,335	$37,878,000	0.44%
Asurion LLC, 1M USD LIBOR + 3.000% — 7.384% 11/3/2024	08/17/2021	58,300,996	56,740,145	0.67%
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 9.042% 10/1/2026	11/18/2021, 11/19/2021	22,655,037	21,866,152	0.26%
BTC Holdings Fund I LLC — 6.950% 1/28/2027	09/01/2021	4,389,147	4,389,147	0.05%
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 6.850% 10/20/2029	10/25/2021, 01/20/2022	18,000,000	18,000,000	0.21%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 9.134% 11/12/2027	04/30/2021	1,077,171	1,022,838	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 9.134% 11/12/2027	04/30/2021	18,461,950	17,583,676	0.21%
Copper Earn Out Trust	12/07/2020	—	242,763	0.00%
Copper Property CTL Pass Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018, 01/11/2019, 02/08/2019, 03/11/2019, 05/29/2019, 06/08/2020	25,752,396	6,892,756	0.08%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 8.500% 5/1/2028	04/09/2021	23,201,845	22,252,440	0.26%
Heartland Dental LLC, 1M USD LIBOR + 3.750% — 8.387% 4/30/2025	08/02/2021, 08/03/2021, 08/12/2021	38,281,180	35,624,929	0.42%
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 6/23/2023	02/03/2021	—	2,722	0.00%
Lealand Finance Company B.V. Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020	(59,105)	(3,521,700)	(0.04)%
PHI Group, Inc., Restricted	08/19/2019	31,131,405	47,580,250	0.56%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 10.673% 9/21/2027	08/11/2020	12,777,069	11,902,233	0.14%
TOTAL RESTRICTED SECURITIES		$291,905,426	$278,456,351	3.27%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of December 31, 2022 (see Portfolio of Investments for industry categories):

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$47,580,250	$47,580,250
Industrials	$55,210,186	—	—	55,210,186
Retailing	—	—	7,135,519	7,135,519
Commercial Mortgage-Backed Securities
Agency	—	$294,619,669	—	294,619,669
Agency Stripped	—	37,354,074	—	37,354,074
Non-Agency	—	719,023,922	—	719,023,922
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	11,624,412	—	11,624,412
Agency Pool Adjustable Rate	—	268,034	—	268,034
Agency Pool Fixed Rate	—	179,619,118	—	179,619,118
Agency Stripped	—	99,370	—	99,370
Non-Agency Collateralized Mortgage Obligation	—	438,879,541	—	438,879,541
Asset-Backed Securities
Auto	—	1,741,110,327	—	1,741,110,327
Collateralized Loan Obligation	—	1,132,085,195	22,389,147	1,154,474,342
Credit Card	—	101,346,870	—	101,346,870
Equipment	—	1,060,010,582	14,032,691	1,074,043,273
Other	—	1,334,674,866	—	1,334,674,866
Corporate Bonds & Notes	—	201,656,940	—	201,656,940
Corporate Bank Debt	—	201,351,435	—	201,351,435
U.S. Treasury	—	594,406,538	—	594,406,538
Short-Term Investments	—	269,825,000	—	269,825,000
	$55,210,186	$8,317,955,893	$91,137,607	$8,464,303,686

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2022:

Investments	Beginning Value at September 30, 2022	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at December 31, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2022
Common Stocks	$54,724,440	$(8,671)	—	—	—	$54,715,769	$(8,671)
Asset-Backed Securities Collateralized Loan Obligation	22,787,445	—	—	$(398,298)	—	22,389,147	—
Asset-Backed Securities Equipment	14,837,423	(657,079)	—	(147,653)	—	14,032,691	(657,222)
Corporate Bank Debt	10,660,190	802,380	—	(11,462,570)	—	—	—
	$103,009,498	$136,630	—	$(12,008,521)	—	$91,137,607	$(665,893)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of December 31, 2022:

Financial Assets	Fair Value at December 31, 2022	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$7,135,519	Pricing Model (a)	Quotes/Prices	$3.50 - $13.25	$12.60
	47,580,250	Pricing Model (b)	Last Reported Trade	$12.50	$12.50

Asset-Backed Securities - Collateralized Loan Obligation	$22,389,147	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities - Equipment	$14,032,691	Third-Party Broker Quote (c)	Quotes/Prices	$83.00	$83.00

(a)    The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(b)    The Pricing Model technique for Level 3 securities involves the last reported trade in the security.

(c)    The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.